Description of Business and Summary of Significant Accounting Policies - Summary of EVO LLC's Open Tax Years (Detail) - Predecessor - Foreign Tax Authority	12 Months Ended
Dec. 31, 2017
Minimum | Canada
Open Tax Years By Major Jurisdiction [Line Items]
Open tax year	2015
Minimum | Czech Republic
Open Tax Years By Major Jurisdiction [Line Items]
Open tax year	2015
Minimum | Germany
Open Tax Years By Major Jurisdiction [Line Items]
Open tax year	2014
Minimum | GIBRALTAR
Open Tax Years By Major Jurisdiction [Line Items]
Open tax year	2016
Minimum | Ireland
Open Tax Years By Major Jurisdiction [Line Items]
Open tax year	2014
Minimum | MALTA
Open Tax Years By Major Jurisdiction [Line Items]
Open tax year	2016
Minimum | Mexico
Open Tax Years By Major Jurisdiction [Line Items]
Open tax year	2015
Minimum | Poland
Open Tax Years By Major Jurisdiction [Line Items]
Open tax year	2013
Minimum | Spain
Open Tax Years By Major Jurisdiction [Line Items]
Open tax year	2014
Minimum | United Kingdom
Open Tax Years By Major Jurisdiction [Line Items]
Open tax year	2014
Maximum | Canada
Open Tax Years By Major Jurisdiction [Line Items]
Open tax year	2017
Maximum | Czech Republic
Open Tax Years By Major Jurisdiction [Line Items]
Open tax year	2017
Maximum | Germany
Open Tax Years By Major Jurisdiction [Line Items]
Open tax year	2017
Maximum | GIBRALTAR
Open Tax Years By Major Jurisdiction [Line Items]
Open tax year	2017
Maximum | Ireland
Open Tax Years By Major Jurisdiction [Line Items]
Open tax year	2017
Maximum | MALTA
Open Tax Years By Major Jurisdiction [Line Items]
Open tax year	2017
Maximum | Mexico
Open Tax Years By Major Jurisdiction [Line Items]
Open tax year	2017
Maximum | Poland
Open Tax Years By Major Jurisdiction [Line Items]
Open tax year	2017
Maximum | Spain
Open Tax Years By Major Jurisdiction [Line Items]
Open tax year	2017
Maximum | United Kingdom
Open Tax Years By Major Jurisdiction [Line Items]
Open tax year	2017